Share-Based Compensation - Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	3.40%
Risk-free interest rate, minimum		2.84%	1.94%
Risk-free interest rate, maximum		2.97%	2.92%
Volatility	46.00%		47.00%
Volatility, minimum		45.00%
Volatility, maximum		47.00%
Dividend yield	0.00%	0.00%	0.00%
Life of options	7 years	7 years	7 years
Fair value of underlying ordinary shares	$ 49.67
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares		29.46	23.66
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.8	2.8	2.8
Fair value of underlying ordinary shares		$ 48.31	$ 28.23